Risks and Concentration - Additional Information (Detail)		12 Months Ended
	Jul. 05, 2005	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			10.00%
Number of Customers			0
Revenue Benchmark [Member] | Royal Canin China Co., Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		19.00%	24.00%
Revenue Benchmark [Member] | Boehringer Ingelheim Animal Health (Shanghai) Co., Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		7.00%	14.00%
CNY [Member]
Concentration Risk [Line Items]
Foreign Currency increase (decrease) percentage	20.00%			1.20%	5.70%